Consolidated Statements of Income (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Total product sales	€ 39,825	€ 27,630	€ 21,734
Other revenues	490	152	123
Other revenues from related party	2,602	1,257	2,026
Total revenues	42,917	29,039	23,883
Operating costs and expenses:
Cost of goods sold	6,055	5,778	6,035
Research and development	15,672	10,531	5,533
Selling, general and administrative	12,883	10,829	7,727
Charges from related parties	189	186	222
Depreciation and amortization	1,031	1,003	870
Total costs and expenses	35,830	28,327	20,387
Operating income	7,087	712	3,496
Foreign currency exchange gain/(loss), net	55	(67)	46
Interest income/(expense), net	237	155	(21)
Income before income tax provision/(benefit)	7,379	800	3,521
Income tax provision/(benefit)	(17,222)	26	811
Net income	24,601	774	2,710
Net income per share:
Basic (in Euro per share)	€ 1.61	€ 0.05	€ 0.18
Diluted (in Euro per share)	€ 1.48	€ 0.05	€ 0.18
Weighted-average shares used to compute net income per share:
Basic (in Shares)	15,261,799	15,014,411	14,964,021
Diluted (in Shares)	16,602,743	15,639,890	15,340,859
API [Member]
Revenues:
Total product sales	6,172	4,856	4,848
NPP [Member]
Revenues:
Total product sales	€ 33,653	€ 22,774	€ 16,886